AQR FUNDS

Supplement dated November 18, 2022 (“Supplement”) to the Class I, Class N and Class R6 Shares Summary Prospectuses and Prospectus, each dated May 1, 2022, as amended (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia Alternative Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 31, 2023, Ashwin Thapar will no longer serve as a portfolio manager of the Funds. Effective that date, all references to Mr. Thapar are hereby deleted from the Summary Prospectuses and Prospectus.

Effective January 31, 2023, the sub-section entitled “AQR Diversified Arbitrage Fund—Fund Summary—Portfolio Managers” on page 8 of the Summary Prospectus and page 17 of the Prospectus will be updated to include Jordan Brooks and is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Jordan Brooks, Ph.D., M.A.	January 31, 2023	Principal of the Adviser
Robert F. Bryant	May 1, 2019	Principal of the Sub-Adviser
Mark L. Mitchell, Ph.D.	January 15, 2009	Principal of the Sub-Adviser
Todd C. Pulvino, Ph.D., A.M., M.S.	January 15, 2009	Principal of the Sub-Adviser
John Eckert	May 1, 2022	Managing Director of the Sub-Adviser

Effective January 31, 2023, the sub-section entitled “AQR Risk-Balanced Commodities Strategy Fund—Fund Summary—Portfolio Managers” on page 8 of the Summary Prospectus and page 76 of the Prospectus will be updated to include John M. Liew and is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 1, 2022	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	January 31, 2023	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	July 9, 2012	Principal of the Adviser

Effective January 31, 2023, the sub-section entitled “Management of the Funds—Portfolio Managers of the Adviser” beginning on page 143 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers of the Adviser

The Adviser utilizes a team-based and integrated approach to its investment management process, including strategy development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below is a senior member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
AQR Alternative Risk Premia Fund	Jordan Brooks, Ph.D., M.A.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Yao Hua Ooi
Nathan Sosner, Ph.D.

AQR Diversified Arbitrage Fund	Jordan Brooks, Ph.D., M.A.

AQR Equity Market Neutral Fund	Clifford S. Asness, Ph.D., M.B.A.
Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lars N. Nielsen, M.Sc.

AQR Long-Short Equity Fund	Clifford S. Asness, Ph.D., M.B.A.
Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lars N. Nielsen, M.Sc.

AQR Macro Opportunities Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Yao Hua Ooi
Jonathan Fader
Erik Stamelos

AQR Managed Futures Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Yao Hua Ooi
Erik Stamelos

Fund	Portfolio Managers
AQR Managed Futures Strategy HV Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Yao Hua Ooi
Erik Stamelos

AQR Multi-Asset Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
John J. Huss
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi

AQR Risk-Balanced Commodities Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A
Jordan Brooks, Ph.D., M.A.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi

AQR Style Premia Alternative Fund	Clifford S. Asness, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Yao Hua Ooi

AQR Sustainable Long-Short Equity Carbon Aware Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A
Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lukasz Pomorski, Ph.D., M.A.

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 where he oversees research and portfolio management and is a member of the firm’s Executive Committee. Dr. Liew earned a B.A. in economics, and an M.B.A. and a Ph.D. in finance, each from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in August 2009 where he is Co-Head of the Macro Strategies Group. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and is the Head of the Adviser’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and is a researcher and portfolio manager for multi-asset class strategies as well as the firm’s equity strategies. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Michael A. Mendelson, M.B.A., S.M., is a Principal of the Adviser. Mr. Mendelson joined the Adviser in July 2005 and is a portfolio manager and member of the firm’s Executive Committee. He earned an S.M. in chemical engineering, an S.B. in chemical engineering, an S.B. in mathematics and an S.B. in management from M.I.T., along with an M.B.A. from the University of California at Los Angeles.

Lars N. Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, is a portfolio manager and is a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and M.Sc. in economics from the University of Copenhagen.

Yao Hua Ooi is a Principal of the Adviser. Mr. Ooi joined the Adviser in 2004 and is Co-Head of the Macro Strategies Group. In this role, he leads the Research and Portfolio Management teams focused on the Adviser’s macro, multi-strategy and managed futures products. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Lukasz Pomorski, Ph.D., M.A., is a Managing Director of the Adviser. Dr. Pomorski joined the Adviser in 2014 and is Head of ESG Research. In this role he is responsible for the planning and oversight of the Adviser’s responsible investment research efforts across all asset classes. Dr. Pomorski earned a B.A. and M.A. in economics at the Warsaw School of Economics, an M.A. in finance at Tilburg University, and a Ph.D. in finance at the University of Chicago.

Nathan Sosner, Ph.D., is a Principal of the Adviser. Dr. Sosner joined the Adviser in June 2015 is Head of the Specialized Investments Group, which focuses on situations where laws and regulations have meaningful effects on trading decisions, portfolio design and the choice of investment vehicles. He earned a B.A. and M.A. in economics from Tel Aviv University and a Ph.D. in economics from Harvard University.

Jonathan Fader, is a Managing Director of the Adviser. Mr. Fader joined the Adviser in 2014 and is a portfolio manager for the Global Macro strategy and a member of the discretionary macro research team. Mr. Fader earned a B.S. in applied mathematics-economics from Brown University.

Erik Stamelos is a Managing Director of the Adviser. Mr. Stamelos joined the Adviser in 2014 and is a portfolio manager for the Macro and Multi-Strategy team. Mr. Stamelos earned an A.B. in economics from Harvard University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE